Fair Value Measurement (Details) - Schedule of financial assets and liabilities in the consolidated statements of financial position - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Financial Assets And Liabilities In The Consolidated Statements Of Financial Position [Abstract]
Cash and cash equivalents	$ 88,127	$ 83,062	$ 88,090	$ 88,127
Short-term bank deposits	289	3,904	5,586
Total financial assets at cost	88,416	86,966	93,676
Total financial assets	88,416	86,966	93,676
Put options of non-controlling interests	23,926	28,292	29,334
Liability in respect of business combinations	15,924	24,663	20,527
Loans from bank and financial institutions (short-term and long-term debt)	24,950	51,167	37,263
Lease liabilities	25,022	28,873	25,174
Total financial liabilities measured at amortized cost:	49,972	80,040	62,437
Total financial and lease liabilities	$ 89,821	$ 132,995	$ 112,298